Annual Total Returns (Moderate Allocation Portfolio - Moderate Allocation Portfolio Annuity) (Moderate Allocation Portfolio, Moderate Allocation Portfolio - Moderate Allocation Portfolio)	12 Months Ended
Dec. 31, 2014
Moderate Allocation Portfolio | Moderate Allocation Portfolio - Moderate Allocation Portfolio
Annual Total Return
2014	7.03%
2013	15.02%
2012	11.84%